Other income (Tables)	12 Months Ended
Dec. 31, 2016
Other income [Abstract]
Schedule of other income
	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Government grants	5,570	79,541	128,550
Others	749	2,759	954

Total	6,319	82,300	129,504